Parent Only Financial Statements	12 Months Ended
Dec. 31, 2014
Parent Only Financial Statements [Abstract]
PARENT ONLY FINANCIAL STATEMENTS

NOTE 17 – PARENT ONLY FINANCIAL STATEMENTS

As of December 31, 2014, the total restricted net assets exceeded 25% percentage of the Company’s consolidated net assets. As a result, parent only financial statements are prepared as follows:

Parent Only Balance Sheets

	December 31, 2014	December 31, 2013
ASSETS

CURRENT ASSETS
Cash	$-	$104
Restricted cash	-	236,400
Loan receivable from CNM	2,791,304	2,791,304
Total current assets	2,791,304	3,027,808

Investment in subsidiaries	-	-

TOTAL ASSETS	$2,791,304	$3,027,808

LIABILITIES AND EQUITY

CURRENT LIABILITIES
Other payable	$935,038	$700,563
Total current liabilities	935,038	700,563

COMMON STOCK SUBJECT TO REPURCHASE	-	236,400
TOTAL LIABILITIES	935,038	936,963

EQUITY
China Networks International Holdings, Ltd. equity:
Class A Preferred Shares at $0.0005 par value; (50,000,000 shares authorized, 4,689,506 shares issued and outstanding at December 31, 2014 and 2013; liquidation preference of $4,689,506)	2,345	2,345
Common stock at $0.0001 par value; (500,000,000 shares authorized, 83,158,778 shares issued and outstanding at December 31, 2014, and 83,109,978 shares issued at December 31, 2013)	8,318	8,318
Additional paid-in capital	26,124,907	26,124,907
Accumulated deficit	(24,469,652)	(24,235,073)
Accumulated other comprehensive income	190,348	190,348
Total shareholders' equity	1,856,266	2,090,845

Non-controlling interest	-	-

Total equity	1,856,266	2,090,845

TOTAL LIABILITIES AND EQUITY	$2,791,304	$3,027,808

Condensed Parent Only Statements of Operations

For the year ended December 31, 2014

OPERATING EXPENSES
General and administrative expense	$104
104

LOSS FROM OPERATIONS	(104)

INCOME TAX	-

NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(104)

Dividend on preferred stock	$(234,475)

Condensed Parent Only Statements of Cash Flows

For the year ended December 31, 2014

Net cash used in operating activities	$(104)

CASH - BEGINNING OF PERIOD	104

CASH - END OF PERIOD	$-

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Non-cash investing and financing activities:
Cancellation of common stock subject to repurchase	$236,400
Relaxation of restricted cash	$236,400

No parent only statement of operations and statement of cashflows for the year December 31, 2013 is presented as there is no transaction and no change in cash and cash equivalent for the year.